                                  MAGNA FUNDS

                             LETTER TO SHAREHOLDERS

We are pleased to bring you this Magna Funds Semi-Annual Report for the six months ended February 29, 2000. The Magna Funds are comprised of the Magna Growth & Income Fund, Magna Intermediate Government Bond Fund and Magna Money Market Fund. Growth in net assets was strong during the period and the funds now exceed $400 million under management.

Magna Growth & Income Fund returned 5.53%(1) over the last six months, excluding sales charges. The Magna Intermediate Government Bond Fund had a total return of 0.48%(2), excluding sales charges over the last six months. The Magna Money Market Fund had a 7-day average yield of 5.41% as of February 29, 2000.

This report includes the schedules of investments, comments from the portfolio managers, and other important information for each fund. We are looking at adding new portfolios to the Magna Funds in an attempt to better serve our shareholders. We encourage you to read the report and thank you for your continued support.

Sincerely,

/s/ Walter B. Grimm

Walter B. Grimm
President

---------------

(1) With a maximum sales charge of 4.00%, the total return for the six months ended February 29, 2000 would have been 1.30%.

(2) With a maximum sales charge of 4.00%, the total return for the six months ended February 29, 2000 would have been -3.52%.

                           MAGNA GROWTH & INCOME FUND

                            PORTFOLIO MANAGER REPORT

        COMMENTS FROM DISCUSSIONS WITH GARY J. GUTHRIE, PORTFOLIO MANAGER

HOW HAS THE FUND PERFORMED
OVER THE PAST SIX-MONTH AND
ONE-YEAR PERIODS?
                             The Fund has a total return of 5.53%(1) and 12.40%(1), exclusive of sales load for the six months and one-year ended February 29, 2000, respectively. This compares with the S&P 500 Index(3) ("S&P 500") returns of 4.09% and 11.71%
                             for the period. The Fund had a five-year average annual return of 23.55%(1) for the period ending February 29, 2000 and an average annual return of 21.47%(1) since the Fund's inception of September 1, 1994, exclusive of sales loads.

WHAT IS THE COMPOSITION OF
THE
PORTFOLIO AT THIS TIME?      The Fund is currently invested in 69 companies,
                             which represent 30 industries. We are broadly diversified with the single largest equity holding at 5.9% of the portfolio while the ten largest positions represent 33.2% of the portfolio as of February 29, 2000*.

WHAT COMMENTS DO YOU HAVE
ON
THE MARKET AND FUND
PERFORMANCE?                 Divergence between technology shares and the
                             broader market indexes continued as both the DJIA(2) and S&P 500(3) ("S&P 500") posted year to date losses as compared to the surging NASDAQ.
                             Traditional measures of valuation provided little protection while the debate of "old" economy versus
                             "new" economy grew louder.

WHAT IS YOUR OUTLOOK FOR
THE NEXT
SIX MONTHS?                  Expected Fed rate increases continue to overshadow
                             the market outlook. Technology remains the market leader as the "old" economy stocks struggle to find a base amid the market downturn. The combined impact of higher interest rates and the doubling of oil prices have yet to dampen economic growth.

---------------

(1) With a maximum sales charge of 4.00%, the total return for the six months and fiscal year ended February 29, 2000 would have been 1.30% and 7.92%, respectively; the five year return for the period ended February 29, 2000 and the return since inception with a maximum sales charge would have been 22.55% and 20.57%, respectively.

(2) The Dow Jones Industrial Average is a price-weighted average of 30 actively traded blue-chip stocks, primarily industrials including some service-oriented firms. The average is computed by adding the prices of the 30 stocks and dividing by a denominator adjusted over the years for stock splits, stock dividends, and stock substitutions. The average is quoted in points, not dollars. An investor cannot invest directly in an index.

(3) The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. An investor cannot invest directly in an index.

* The composition of the Fund's holdings is subject to change.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND

                            PORTFOLIO MANAGER REPORT

      COMMENTS FROM A CONVERSATION WITH L. CLARK ZEDRIC, PORTFOLIO MANAGER

HOW DID THE FUND PERFORM
DURING
THE PAST 12 MONTHS, AND
DURING THE
FIRST TWO MONTHS OF 2000?    The Fund provided a total return of (1.97)%(1)
                             exclusive of sales loads, for the 12-month period ended February 29, 2000. In comparison, the Lehman
                             Brothers 5-10 Year Government/Corporate Bond Index fell 0.62% and the Lehman Brothers 1- Year
                             Government/Corporate Bond Index rose 3.02%. The
                             Fund had a five-year average annual return of 5.13%(1) for the period ending February 29, 2000 and an average annual return of 4.94%(1) since the Fund's inception of September 1, 1994, exclusive of sales loads.

                             Through February 29, 2000, the Fund's year-to-date return, exclusive of sales charges, was 0.28%(1). During the same period, the Lehman Brothers 5-10 Year Government/Corporate Bond Index rose 0.25%, and the Lehman Brothers 1-5 Year Government/Corporate Bond Index rose 0.55%.

THE FUND'S 12 MONTH RETURN
DECLINED DRAMATICALLY FROM
THE SAME
PERIOD ONE YEAR EARLIER.
WHAT
PRIMARILY ACCOUNTED FOR THE
DECLINE? During the 12 month period, interest rates rose substantially in the 1-10 year range. The ten year bond went from 5.39% at month-end February 1999 to 6.41% at month-end February 2000. Because bond values rise as interest rates fall, this rise in rates pushed our total return lower. The Fund is concentrated in the 5-10 year area.

EVEN THOUGH THE FUND
DECLINED, YOU
WERE ABLE TO MAINTAIN A
HIGH QUALITY
PORTFOLIO AND A RELATIVELY
GENEROUS
COUPON RATE?                 Yes. As of February 29, 2000 over 65% of the
                             portfolio was invested in Federal Agency Bonds and U.S. Treasury Notes with the remainder in high quality corporate paper and cash. The Fund's dominant credit rating was AAA; the Fund owns nothing below an A rating. As of February 29, 2000 the average portfolio coupon rate(2) was almost
                             7.00%*.

HOW HAVE YOU POSITIONED THE
FUND
FOR THE COMING YEAR?         An essential part of our strategy is to maintain a
                             "ladder" with bond maturities spread over several
                             years. This helps us to lessen the impact of
                             interest rate fluctuations on the value of the
                             portfolio and ensures that some bonds mature each
                             year. We continue the "ladder" strategy and
                             recently have been extending the length slightly by
                             purchasing some bonds with 10 to 15 years maturity,
                             modestly increasing average life and duration. This
                             action reflects our view that interest rates after
                             rising well over a full percentage point in the 1-5
                             year range, may increase slightly but then should
                             decline in the months ahead. We do not want to
                             deviate from our overall strategy. We feel that
                             even though the 5-10 year range was the worst
                             performer this past year it could very well be the
                             best in the year ahead.
---------------

(1) With a maximum sales charge of 4.00%, the total return for the 12-month period ended February 29, 2000 would have been (5.89)%, and the total return for the 2000 year-to-date period (through February 29, 2000) would have been (3.71)%; the five year return for the period ended February 29, 2000 and the return since inception with a maximum sales charge would have been 4.28% and 4.16%, respectively.

(2) The interest rate stated on the face of a bond represents the percentage of interest to be paid by the issuer on the face value of the bond.

(*) The composition of the Fund's holdings is subject to change.

The performance of the Magna Intermediate Government Bond Fund is measured against the Lehman Brothers 1-5 Year Government/ Corporate Bond Index and the Lehman Brothers 5-10 Year Government/Corporate Bond Index; these two indices are unmanaged and generally represent a range of 1-5 and 5-10-year maturities. An investor cannot invest directly in an index.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

                           MAGNA MONEY MARKET FUND(1)

                            PORTFOLIO MANAGER REPORT

          COMMENTS FROM DISCUSSIONS WITH LUCY KASSON, PORTFOLIO MANAGER

WHAT IS THE OBJECTIVE OF
THIS
FUND? The Magna Money Market Fund seeks maximum current income consistent with preservation of capital and liquidity. The net assets of the Fund as of February 29, 2000 were approximately $188.3 million.

WHAT WERE THE CONDITIONS IN
THE
MONEY MARKETS DURING THE
SIX
MONTHS ENDED FEBRUARY 29,
2000? Money market investments remained attractive throughout the past six months, and the market continued to experience record inflows of investor cash. U.S. economic data remained strong with investors preferring to concentrate on more conservative high-quality investments like money market funds.

WHAT WAS YOUR STRATEGY
DURING
THE PERIOD?                  During the recent period, we kept the Fund in a
                             flexible position. This strategy meant keeping portfolio duration relatively neutral in order to take advantage of incrementally higher yields as they became available.

WHAT TYPE OF SECURITIES
CONSTITUTED THE LARGEST
HOLDINGS*?                   We positioned the largest holdings of the Fund to
                             include U.S. government securities and agency securities, followed by top-rated commercial paper, and bank and corporate obligations.

HOW WILL YOU MANAGE THE
FUND
GOING FORWARD?               We believe the Fed will tighten until the economy
                             slows. This would allow new issues to offer higher yields, potentially attracting investors to money market funds. We continue to favor an "ease into the market" approach, keeping the credit quality high.

---------------

(*) The composition of the Fund's holdings is subject to change.

(1) An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                           MAGNA GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 29, 2000
                                  (UNAUDITED)

                                                              SHARES OR
                                                              PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    ------------
COMMON STOCKS -- (88.8%):
  AIR TRAVEL -- (0.6%):
     Delta Air Lines, Incorporated..........................      20,000    $    912,500
                                                                            ------------
  ALUMINUM -- (1.3%):
     Aluminum Company of America, Incorporated..............      30,000       2,055,000
                                                                            ------------
  AUTOMOBILES & TRUCKS -- (1.1%):
     Ford Motor Company.....................................      40,000       1,665,000
                                                                            ------------
  BREWERY -- (1.4%):
     Anheuser-Busch Companies, Incorporated.................      35,000       2,244,375
                                                                            ------------
  CHEMICALS -- (2.5%):
     DuPont (EI) de Nemours & Company.......................      52,933       2,673,116
     Monsanto Company.......................................      35,000       1,358,438
                                                                            ------------
                                                                               4,031,554
                                                                            ------------
  CLOTHING -- (0.7%):
     TJX Companies, Incorporated............................      70,000       1,115,625
                                                                            ------------
  COMPUTER SOFTWARE -- (4.9%):
     Computer Sciences Corporation*.........................      40,000       3,152,500
     Microsoft Corporation*.................................      50,800       4,540,250
                                                                            ------------
                                                                               7,692,750
                                                                            ------------
  COMPUTERS & BUSINESS EQUIPMENT -- (16.3%):
     Cisco Systems, Incorporated*...........................      57,500       7,600,781
     Dell Computer Corporation*.............................      80,000       3,265,000
     Gateway Incorporated*..................................      40,000       2,750,000
     Hewlett-Packard Company................................      20,000       2,690,000
     Sun Microsystems, Incorporated*........................     100,000       9,524,999
                                                                            ------------
                                                                              25,830,780
                                                                            ------------
  DIVERSIFIED OPERATIONS -- (2.9%):
     General Electric Company...............................      35,000       4,626,563
                                                                            ------------

                                   continued

                           MAGNA GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 29, 2000
                                  (UNAUDITED)

                                                              SHARES OR
                                                              PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    ------------
COMMON STOCKS -- (CONTINUED):
  DRUGS & HEALTHCARE -- (12.1%):
     Amgen, Incorporated*...................................      80,000    $  5,454,999
     Bristol-Myers Squibb Company...........................      40,000       2,272,500
     Cardinal Health, Incorporated..........................      25,000       1,031,250
     Johnson & Johnson......................................      20,000       1,435,000
     Lilly (Eli) & Company..................................      19,000       1,129,313
     Merck & Company, Incorporated..........................      25,200       1,551,375
     Pfizer, Incorporated...................................      91,000       2,923,375
     Warner-Lambert Company.................................      40,000       3,422,500
                                                                            ------------
                                                                              19,220,312
                                                                            ------------
  ELECTRONIC COMPONENTS -- (5.2%):
     Applied Materials, Incorporated.*......................      20,000       3,658,750
     Intel Corporation......................................      40,000       4,520,000
                                                                            ------------
                                                                               8,178,750
                                                                            ------------
  FINANCE & BANKING -- (4.9%):
     Bank Of America Corporation............................      25,000       1,151,563
     Bank One Corporation...................................      33,200         856,975
     Chase Manhattan Corporation............................      30,000       2,388,750
     First Union Corporation................................      30,000         885,000
     Mellon Financial Corporation...........................      36,600       1,102,575
     Southtrust Corporation.................................      30,000         688,125
     Wells Fargo Company....................................      20,000         661,250
                                                                            ------------
                                                                               7,734,238
                                                                            ------------
  FINANCIAL SERVICES -- (2.8%):
     Citigroup, Incorporated................................      32,500       1,679,844
     Fannie Mae.............................................      40,000       2,120,000
     Hartford Financial Services Group......................      20,000         625,000
                                                                            ------------
                                                                               4,424,844
                                                                            ------------

                                   continued

                           MAGNA GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 29, 2000
                                  (UNAUDITED)

                                                              SHARES OR
                                                              PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    ------------
COMMON STOCKS -- (CONTINUED):
  FOOD & BEVERAGES -- (0.7%):
     Coca-Cola Company......................................      16,000    $    775,000
     PepsiCo., Incorporated.................................      10,600         341,850
                                                                            ------------
                                                                               1,116,850
                                                                            ------------
  HOUSEHOLD PRODUCTS -- (2.0%):
     Dial Corporation.......................................      85,000       1,221,875
     Procter & Gamble Company...............................      22,000       1,936,000
                                                                            ------------
                                                                               3,157,875
                                                                            ------------
  INSURANCE -- (0.6%):
     Allstate Corporation...................................      45,000         877,500
                                                                            ------------
  INTERNATIONAL OIL -- (4.3%):
     Exxon Mobil Corporation................................      69,868       5,261,934
     Texaco, Incorporated...................................      32,000       1,518,000
                                                                            ------------
                                                                               6,779,934
                                                                            ------------
  MEDICAL INSTRUMENTS -- (1.8%):
     Medtronic, Incorporated................................      60,000       2,906,250
                                                                            ------------
  MULTIMEDIA -- (2.5%):
     Time Warner, Incorporated..............................      46,600       3,984,300
                                                                            ------------
  OIL & GAS -- (2.7%):
     Atlantic Richfield Company.............................      30,000       2,130,000
     Conoco Class B.........................................      79,847       1,571,988
     Ultramar Diamond Shamrock Corporation..................      25,000         542,188
                                                                            ------------
                                                                               4,244,176
                                                                            ------------
  PAPER -- (1.9%):
     Boise Cascade Corp.....................................      20,000         596,250
     International Paper Company............................      30,000       1,104,375
     Kimberly-Clark Corporation.............................      25,000       1,292,188
                                                                            ------------
                                                                               2,992,813
                                                                            ------------

                                   continued

                           MAGNA GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 29, 2000
                                  (UNAUDITED)

                                                              SHARES OR
                                                              PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    ------------
COMMON STOCKS -- (CONTINUED):
  RAILROADS -- (0.3%):
     Burlington Northern Santa Fe Corporation...............      23,800    $    468,563
                                                                            ------------
  RESTAURANTS -- (0.6%):
     McDonald's Corporation.................................      29,400         927,938
                                                                            ------------
  RETAIL -- (2.2%):
     Best Buy Co., Incorporated*............................      20,000       1,087,500
     Lowe's Cos., Incorporated..............................      10,000         476,250
     Wal Mart Stores, Incorporated..........................      40,000       1,947,500
                                                                            ------------
                                                                               3,511,250
                                                                            ------------
  TELECOMMUNICATION EQUIPMENT -- (4.5%):
     Lucent Technologies, Incorporated......................      50,000       2,974,999
     Nokia Corp. -- ADR.....................................       8,000       1,586,500
     Nortel Networks Corporation............................      10,000       1,115,000
     Tellabs, Incorporated*.................................      30,000       1,440,000
                                                                            ------------
                                                                               7,116,499
                                                                            ------------
  TELECOMMUNICATIONS -- (3.1%):
     MCI Worldcom, Incorporated*............................      37,500       1,673,438
     Sprint Corporation.....................................      20,000       1,220,000
     Sprint Corporation (PCS)*..............................      40,000       2,069,999
                                                                            ------------
                                                                               4,963,437
                                                                            ------------
  TOBACCO -- (0.5%):
     Philip Morris Companies, Incorporated..................      40,000         802,500
                                                                            ------------
  TRANSPORTATION & SHIPPING -- (0.7%):
     United Parcel Service, Incorporated Class B............      20,000       1,092,500
                                                                            ------------
  UTILITIES -- ELECTRIC -- (0.7%):
     GPU, Incorporated......................................      25,000         621,875
     New Century Energies, Incorporated.....................      20,000         541,250
                                                                            ------------
                                                                               1,163,125
                                                                            ------------

                                   continued

                           MAGNA GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 29, 2000
                                  (UNAUDITED)

                                                              SHARES OR
                                                              PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    ------------
COMMON STOCKS -- (CONTINUED):
  UTILITIES -- TELEPHONE -- (3.0%):
     GTE Corporation........................................      29,500    $  1,740,500
     SBC Communications, Incorporated.......................      29,200       1,109,600
     U S West, Incorporated.................................      26,500       1,924,562
                                                                            ------------
                                                                               4,774,662
                                                                            ------------
TOTAL COMMON STOCKS -- (Cost $81,303,335)...................                 140,612,463
                                                                            ------------
PREFERRED STOCKS -- (4.0%):
  BANKING -- (0.4%)
     Harris Preferred Capital, Series A*....................      30,000         594,375
                                                                            ------------
  FINANCIAL SERVICES -- (1.7%):
     AT & T Capital Corporation*............................      40,000         950,000
     MediaOne Financial Trust*..............................      40,000       1,000,000
     Merrill Lynch Capital Trust*...........................      40,000         855,000
                                                                            ------------
                                                                               2,805,000
                                                                            ------------
  INSURANCE -- (0.5%):
     Allstate Corporation*..................................      35,000         713,125
                                                                            ------------
  OIL & GAS -- (0.2%):
     UDS Capital, Series I*.................................      20,000         377,500
                                                                            ------------
  TELECOMMUNICATIONS -- (0.5%):
     Motorola Capital Trust*................................      40,000         805,000
                                                                            ------------
  UTILITIES -- (0.7%):
     Duke Energy Capital Trust*.............................      30,000         626,250
     KCPL Financing, Series I*..............................      20,000         452,500
                                                                            ------------
                                                                               1,078,750
                                                                            ------------
TOTAL PREFERRED STOCKS -- (Cost $7,375,000).................                   6,373,750
                                                                            ------------

                                   continued

                           MAGNA GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 29, 2000
                                  (UNAUDITED)

                                                              SHARES OR
                                                              PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    ------------
SHORT TERM INVESTMENTS -- (8.4%)
  UNITED STATES TREASURY NOTES -- (3.8%)
     5.50%, 3/31/2000.......................................   2,000,000    $  1,999,685
     5.375%, 6/30/2000......................................   2,000,000       1,996,240
     5.125%, 8/31/2000......................................   2,000,000       1,990,320
                                                                            ------------
                                                                               5,986,245
                                                                            ------------
  REPURCHASE AGREEMENT -- (4.6%)
     Fifth Third Bank
          5.77%, maturing 3/1/2000 (Collateralized by
            $7,713,000 Freddie Mac, 6.50%, 2/1/2013, Market
            Value -- $7,406,890)............................   7,260,992       7,260,992
                                                                            ------------
TOTAL SHORT TERM INVESTMENTS -- (Cost $13,260,666)..........                  13,247,237
                                                                            ------------
TOTAL INVESTMENTS -- (Cost $101,939,001) (a) -- 101.2%......                 160,233,450
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.2)%.............                  (1,890,422)
                                                                            ------------
TOTAL NET ASSETS -- 100.0%..................................                $158,343,028
                                                                            ============

---------------

Percentages indicated are based on net assets of $158,343,028.

(a) Cost for federal income tax and financial reporting is substantially the same.

* Represents non-income producing securities.

ADR -- American Depository Receipt

                       See notes to financial statements.

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 29, 2000
                                  (UNAUDITED)

                                                              PRINCIPAL
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    -----------
CORPORATE BONDS -- (32.1%):
  FINANCE & BANKING -- (16.9%):
     Bear Stearns Companies, Incorporated,
       7.00%, 3/1/2007......................................  $1,000,000    $   939,900
     Citigroup Incorporated,
       6.20%, 3/15/2009.....................................     500,000        450,960
     Ford Capital BV,
       9.375%, 5/15/2001....................................     380,000        389,040
     General Motors Acceptance Corporation,
       6.125%, 11/15/2008...................................   1,000,000        901,681
     Inter-American Development Bank,
       6.00%, 5/13/2009.....................................     500,000        444,250
     Merrill Lynch & Company, Incorporated
       8.00%, 2/1/2002......................................     325,000        329,284
       8.00%, 6/1/2007......................................     500,000        504,320
     Morgan Stanley Dean Witter, Incorporated
       8.10%, 6/24/2002.....................................     460,000        466,458
       6.75%, 10/15/2013....................................   1,000,000        911,350
     National City Bank of Kentucky,
       6.30%, 2/15/2011, OID................................   1,000,000        880,910
     Nationsbank Corporation
       6.375%, 2/15/2008....................................   1,000,000        915,690
       6.60%, 5/15/2010.....................................   1,000,000        905,540
       7.04%, 8/15/2012.....................................     500,000        468,310
     Northern Trust Corporation,
       7.10%, 8/1/2009......................................   1,500,000      1,424,249
     Norwest Financial, Incorporated,
       7.20%, 5/1/2007......................................   1,000,000        971,760
     St. Paul Companies, Incorporated,
       7.29%, 8/28/2007.....................................     500,000        492,985
     Swiss Bank of New York,
       7.00%, 10/15/2015....................................   1,000,000        926,350
     Wachovia Corporation,
       6.375%, 2/1/2009.....................................   1,000,000        909,720
                                                                            -----------
                                                                             13,232,757
                                                                            -----------

                                   continued

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 29, 2000
                                  (UNAUDITED)

                                                              PRINCIPAL
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    -----------
CORPORATE BONDS -- (CONTINUED):
  INDUSTRIALS -- (7.1%):
     Dupont Corporation,
       8.125%, 3/15/2004....................................  $  265,000    $   272,865
     Ford Motor Company
       9.00%, 9/15/2001.....................................     280,000        286,944
       9.50%, 9/15/2011.....................................     230,000        258,304
     J.C. Penney Company, Series A,
       6.875%, 10/15/2015...................................   1,500,000      1,208,927
     Lilly (Eli) & Company,
       8.125%, 12/1/2001....................................     500,000        509,510
     Loews Corporation,
       6.75%, 12/15/2006....................................     500,000        459,815
     Monsanto Company,
       8.75%, 5/15/2001.....................................     200,000        203,686
     Philip Morris Companies, Incorporated
       8.75%, 6/1/2001......................................     250,000        252,418
       7.50%, 1/15/2002.....................................     360,000        356,800
       7.25%, 1/15/2003.....................................     700,000        683,858
     R.R. Donnelley & Sons Company,
       7.00%, 1/1/2003......................................     700,000        691,943
     Rockwell International Corporation,
       8.375%, 2/15/2001....................................     280,000        283,688
     Weyerhaeuser Company,
       8.94%, 4/9/2001......................................     100,000        102,103
                                                                            -----------
                                                                              5,570,861
                                                                            -----------
  TRANSPORTATION -- (0.3%):
     Norfolk & Southern Railway Company,
       7.75%, 8/15/2005.....................................     225,000        222,368
                                                                            -----------

                                   continued

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 29, 2000
                                  (UNAUDITED)

                                                              PRINCIPAL
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    -----------
CORPORATE BONDS -- (CONTINUED):
  UTILITIES -- (7.8%):
     Alabama Power,
       5.375%, 10/1/2008....................................  $1,000,000    $   857,945
     AT&T Corporation,
       7.125%, 1/15/2002....................................     960,000        960,941
     Carolina Telephone & Telegraph Company,
       7.25%, 12/15/2004....................................   1,000,000        988,880
     General Electric Company,
       7.73%, 2/13/2002.....................................     400,000        403,664
     National Rural Utilities
       7.30%, 9/15/2006.....................................   1,000,000        991,110
       7.20%, 10/1/2015.....................................     450,000        427,019
     Northern Telecom, Limited,
       8.75%, 6/12/2001.....................................     430,000        438,462
     Pacific Bell,
       7.25%, 7/1/2002......................................   1,000,000        999,120
                                                                            -----------
                                                                              6,067,141
                                                                            -----------
TOTAL CORPORATE BONDS -- (Cost $26,559,682).................                 25,093,127
                                                                            -----------
GOVERNMENT AND AGENCY BONDS -- (64.3%):
  FEDERAL AGENCIES -- (60.9%):
     FANNIE MAE -- (22.7%):
       7.65%, 3/10/2005.....................................     500,000        510,545
       6.83%, 10/10/2007....................................     500,000        472,970
       6.58%, 12/17/2007....................................   1,000,000        938,590
       6.27%, 2/13/2008.....................................   1,000,000        923,280
       6.14%, 9/2/2008......................................   1,000,000        912,190
       6.00%, 12/18/2008....................................   1,000,000        899,220
       6.03%, 2/2/2009......................................   1,000,000        902,030
       7.00%, 12/5/2011.....................................   1,000,000        939,250
       7.00%, 8/14/2012.....................................   1,500,000      1,385,385
       7.00%, 8/27/2012.....................................   1,500,000      1,396,875
       7.00%, 10/29/2012....................................     500,000        461,640
       6.26%, 11/26/2012....................................   1,000,000        909,823
       7.00%, 3/4/2013......................................   1,000,000        917,500
       6.25%, 2/18/2014.....................................   2,000,000      1,750,940
       6.37%, 2/25/2014.....................................   2,000,000      1,765,939

                                   continued

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 29, 2000
                                  (UNAUDITED)

                                                              PRINCIPAL
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    -----------
GOVERNMENT AND AGENCY BONDS -- (CONTINUED):
  FEDERAL AGENCIES -- (CONTINUED):
     FANNIE MAE -- (CONTINUED):
       7.00%, 12/12/2016....................................  $1,000,000    $   923,011
       6.75%, 8/25/2021.....................................     920,000        883,770
       7.05%, 4/25/2022.....................................     925,000        883,949
                                                                            -----------
                                                                             17,776,907
                                                                            -----------
     FEDERAL FARM CREDIT BANK -- (5.7%):
       6.20%, 11/30/2009....................................   1,000,000        922,190
       6.01%, 6/16/2010.....................................   2,000,000      1,793,740
       6.125%, 1/22/2013....................................   1,000,000        886,560
       6.27%, 1/26/2016.....................................   1,000,000        887,660
                                                                            -----------
                                                                              4,490,150
                                                                            -----------
     FEDERAL HOME LOAN BANK -- (16.4%):
       5.26%, 10/26/2004....................................     500,000        461,015
       8.06%, 3/10/2005.....................................     500,000        496,560
       7.325%, 5/30/2007....................................   1,000,000        984,690
       6.025%, 4/8/2008.....................................   1,000,000        921,870
       6.12%, 8/26/2008.....................................     500,000        455,780
       5.655%, 12/18/2008...................................     500,000        442,030
       7.01%, 12/4/2012.....................................   1,000,000        919,840
       6.125%, 1/9/2013.....................................   2,000,000      1,781,560
       6.73%, 9/17/2013.....................................   1,000,000        904,220
       5.83%, 9/30/2013.....................................   1,000,000        862,190
       6.10%, 2/19/2014.....................................   1,000,000        863,440
       6.045%, 5/12/2014....................................   1,000,000        877,190
       6.625%, 6/30/2014....................................   1,000,000        915,160
       8.00%, 8/19/2014.....................................   1,000,000        976,870
       8.00%, 9/3/2014......................................   1,000,000        955,800
                                                                            -----------
                                                                             12,818,215
                                                                            -----------
     FREDDIE MAC -- (12.6%):
       7.90%, 9/19/2001.....................................     280,000        284,245
       7.50%, 1/1/2007......................................      11,520         11,394
       7.14%, 12/15/2007....................................   1,000,000      1,011,550
       6.50%, 5/1/2008......................................      55,005         53,634
       6.135%, 2/15/2011....................................   1,000,000        902,030

                                   continued

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 29, 2000
                                  (UNAUDITED)

                                                              PRINCIPAL
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    -----------
GOVERNMENT AND AGENCY BONDS -- (CONTINUED):
  FEDERAL AGENCIES -- (CONTINUED):
     FREDDIE MAC -- (CONTINUED):
       6.77%, 3/21/2011.....................................  $1,000,000    $   921,130
       6.125%, 7/28/2011....................................   1,000,000        882,030
       6.71%, 12/5/2011.....................................   2,000,000      1,859,060
       7.27%, 2/6/2012......................................   1,000,000        965,620
       7.49%, 4/16/2012.....................................   1,000,000        980,310
       7.09%, 11/22/2016....................................     500,000        464,530
       7.00%, 1/15/2023.....................................   1,000,000        923,120
       7.00%, 12/15/2023....................................     546,000        524,329
       6.50%, 2/15/2024.....................................      48,916         48,579
                                                                            -----------
                                                                              9,831,561
                                                                            -----------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- (3.5%):
       7.50%, 6/20/2029.....................................   1,809,698      1,771,025
       7.50%, 10/20/2029....................................     992,801        971,585
                                                                            -----------
                                                                              2,742,610
                                                                            -----------
                                                                             47,659,443
                                                                            -----------
  TENNESSEE VALLEY AUTHORITY -- (3.4%):
       6.00%, 3/15/2013.....................................   3,000,000      2,673,270
                                                                            -----------
TOTAL GOVERNMENT AND AGENCY BONDS -- (Cost $54,335,724).....                 50,332,713
                                                                            -----------
SHORT TERM INVESTMENTS -- (2.7%):
  REPURCHASE AGREEMENT:
       Fifth Third Bank
          5.77%, maturing 3/1/2000 (Collateralized by
        $2,219,000 Freddie Mac, 6.50%, 2/1/2013, Market
        Value -- $2,130,933)................................   2,089,012      2,089,012
                                                                            -----------
TOTAL SHORT TERM INVESTMENTS -- (Cost $2,089,012)...........                  2,089,012
                                                                            -----------
TOTAL INVESTMENTS -- (Cost $82,984,418) (a)  -- 99.1%.......                 77,514,852
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.9%...............                    697,936
                                                                            -----------
TOTAL NET ASSETS -- 100.0%..................................                $78,212,788
                                                                            ===========

---------------

(a) Cost for federal income tax and financial reporting is substantially the same.

Percentages indicated are based on net assets of $78,212,788.

OID - Original Issue Discount.

                       See notes to financial statements.

                            MAGNA MONEY MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 29, 2000
                                  (UNAUDITED)

                                                              PRINCIPAL      AMORTIZED
                    SECURITY DESCRIPTION                        AMOUNT          COST
                    --------------------                      ---------      ---------
CERTIFICATE OF DEPOSIT -- (2.7%):
  YANKEE & EURODOLLAR -- (2.7%):
     Deutsche Bank, 5.62%, 6/26/2000........................   5,000,000    $  4,999,258
                                                                            ------------
TOTAL CERTIFICATE OF DEPOSIT -- (Cost $4,999,258)...........                   4,999,258
                                                                            ------------
COMMERCIAL PAPER -- (11.1%):
  ELECTRIC UTILITY -- (0.8%):
     Nebraska Public Power, 5.95%, 4/13/2000................   1,500,000       1,500,000
                                                                            ------------
  HOUSING -- (2.0%):
     NEW YORK -- (2.0%):
       New York State, Dorm Authority, 5.92%, 5/8/2000......   3,745,000       3,745,000
                                                                            ------------
  PETROLEUM REFINING -- (7.2%):
     Deer Park, 5.92%, 3/01/2000............................   5,000,000       5,000,000
     Shell Oil 5.78%, 3/01/2000.............................   4,545,000       4,545,000
     Shell Oil 5.83%, 03/9/2000.............................   4,100,000       4,100,000
                                                                            ------------
                                                                              13,645,000
                                                                            ------------
  TRANSPORTATION & SHIPPING -- (1.1%):
     Matson Navigation, 03/06/2000..........................   2,000,000       1,998,389
                                                                            ------------
TOTAL COMMERCIAL PAPER -- (Cost $20,888,389)................                  20,888,389
                                                                            ------------
CORPORATE BONDS -- (7.4%):
  FINANCE & BANKING -- (7.4%):
     Bayerische Landesbank, 6.125%, 3/30/2000...............   5,380,000       5,381,784
     General Motors Acceptance Corporation
       5.85%, 4/6/2000......................................   5,000,000       5,000,779
       6.375%, 9/19/2000....................................     500,000         499,562
     Morgan Stanley Dean Witter
       6.25%, 3/15/2000.....................................   1,000,000       1,000,020
       5.89%, 3/20/2000.....................................   1,000,000       1,000,023
       5.875%, 4/24/2000....................................   1,000,000         999,798
                                                                            ------------
TOTAL CORPORATE BONDS -- (Cost $13,881,966).................                  13,881,966
                                                                            ------------

                                   continued

                            MAGNA MONEY MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 29, 2000
                                  (UNAUDITED)

                                                              PRINCIPAL      AMORTIZED
                    SECURITY DESCRIPTION                        AMOUNT          COST
                    --------------------                      ---------      ---------
GOVERNMENT AND AGENCY BONDS -- (69.1%):
  FANNIE MAE -- (28.9%):
     5.10%, 3/16/2000.......................................   4,000,000    $  3,998,881
     5.53%, 3/23/2000.......................................   2,000,000       1,999,666
     4.98%, 3/24/2000.......................................   1,860,000       1,859,043
     9.05%, 4/10/2000.......................................   2,000,000       2,006,781
     4.98%, 4/20/2000.......................................   4,000,000       3,994,747
     5.00%, 5/5/2000........................................   5,000,000       4,993,572
     6.41%, 5/16/2000.......................................   1,700,000       1,702,369
     6.41%, 5/22/2000.......................................   2,000,000       2,002,898
     5.67%, 5/26/2000.......................................     750,000         749,609
     6.20%, 6/6/2000........................................   1,000,000       1,001,180
     5.65%, 6/12/2000.......................................   9,055,000       9,054,774
     6.25%, 6/16/2000.......................................     600,000         600,206
     5.62%, 6/22/2000.......................................     500,000         499,420
     5.90%, 7/6/2000........................................     750,000         749,632
     6.625%, 7/12/2000......................................   1,000,000       1,001,518
     5.67%, 7/21/2000.......................................   1,000,000         999,075
     5.55%, 8/10/2000.......................................   3,280,000       3,271,896
     6.11%, 9/20/2000.......................................   1,000,000         998,537
     5.10%, 9/25/2000.......................................   2,145,000       2,131,819
     5.97%, 9/25/2000.......................................   1,000,000         998,482
     *5.93%, 9/29/2000......................................   5,000,000       4,999,130
     4.85%, 11/20/2000......................................   1,100,000       1,088,845
     5.10%, 11/29/2000......................................   1,000,000         991,509
     5.82%, 12/5/2000.......................................   1,000,000         996,572
     4.87%, 12/15/2000......................................   1,000,000         989,152
     8.25%, 12/18/2000......................................     800,000         812,094
                                                                            ------------
                                                                              54,491,407
                                                                            ------------
  FEDERAL FARM CREDIT BANK -- (5.7%):
     5.60%, 3/1/2000........................................   5,000,000       5,000,000
     7.17%, 4/3/2000........................................   1,700,000       1,702,157
     5.68%, 5/1/2000........................................   1,000,000         999,481
     5.92%, 8/1/2000........................................   1,000,000         998,666
     5.66%, 8/11/2000.......................................   2,000,000       1,995,714
                                                                            ------------
                                                                              10,696,018
                                                                            ------------

                                   continued

                            MAGNA MONEY MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 29, 2000
                                  (UNAUDITED)

                                                              PRINCIPAL      AMORTIZED
                    SECURITY DESCRIPTION                        AMOUNT          COST
                    --------------------                      ---------      ---------
GOVERNMENT AND AGENCY BONDS -- (CONTINUED):
  FEDERAL HOME LOAN BANK -- (26.2%):
     4.93%, 3/1/2000........................................   1,110,000    $  1,110,000
     *6.38%, 3/1/2000.......................................   5,000,000       5,000,000
     5.545%, 3/2/2000.......................................     500,000         499,996
     5.16%, 3/8/2000........................................   5,000,000       4,999,350
     5.00%, 3/9/2000........................................     500,000         499,888
     5.565%, 3/17/2000......................................   1,000,000         999,957
     6.32%, 3/17/2000.......................................   2,000,000       1,999,465
     5.02%, 3/22/2000.......................................   3,000,000       2,998,590
     5.07%, 4/7/2000........................................   1,000,000         999,168
     5.50%, 4/14/2000.......................................   2,540,000       2,538,762
     4.97%, 4/20/2000.......................................   5,000,000       4,993,857
     5.01%, 4/28/2000.......................................   1,265,000       1,263,384
     5.625%, 6/02/2000......................................   2,035,000       2,035,000
     5.56%, 7/14/2000.......................................   1,450,000       1,447,271
     5.71%, 8/9/2000........................................     500,000         499,350
     5.62%, 8/10/2000.......................................   2,550,000       2,550,000
     *5.74%, 9/12/2000......................................   5,000,000       5,001,599
     6.29%, 9/20/2000.......................................     600,000         601,195
     4.565%, 10/16/2000.....................................   1,500,000       1,485,546
     6.05%, 11/3/2000.......................................   1,050,000       1,048,096
     6.20%, 11/3/2000.......................................   1,000,000         997,985
     5.00%, 12/1/2000.......................................     800,000         792,186
     5.84%, 12/1/2000.......................................   3,000,000       2,988,105
     5.97%, 12/1/2000.......................................   1,000,000         997,878
     5.75%, 12/15/2000......................................   1,000,000         994,879
                                                                            ------------
                                                                              49,341,507
                                                                            ------------
  FREDDIE MAC -- (2.0%):
     5.875%, 3/22/2000......................................   1,000,000       1,000,158
     6.395%, 5/16/2000......................................     730,000         730,833
     5.76%, 6/9/2000........................................   2,000,000       1,998,449
     5.905%, 6/13/2000......................................     100,000         100,005
                                                                            ------------
                                                                               3,829,445
                                                                            ------------
  SOVEREIGN AGENCY -- (0.5%):
     Aid-Israel, 6.05%, 8/15/2000...........................   1,000,000         999,596
                                                                            ------------

                                   continued

                            MAGNA MONEY MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 29, 2000
                                  (UNAUDITED)

                                                              PRINCIPAL      AMORTIZED
                    SECURITY DESCRIPTION                        AMOUNT          COST
                    --------------------                      ---------      ---------
GOVERNMENT AND AGENCY BONDS -- (CONTINUED):
  STUDENT LOAN MARKETING ASSOCIATION -- (5.3%):
     7.50%, 03/08/2000......................................   1,000,000    $  1,000,374
     *6.30%, 6/15/2000......................................   5,000,000       5,000,000
     6.045%, 11/3/2000......................................   1,000,000         997,815
     *6.53%, 11/13/2000.....................................   3,000,000       2,999,377
                                                                            ------------
                                                                               9,997,566
                                                                            ------------
  TENNESSEE VALLEY AUTHORITY -- (0.5%):
     6.00%, 11/1/2000.......................................     890,000         887,699
                                                                            ------------
TOTAL GOVERNMENT AND AGENCY BONDS -- (Cost $130,243,238)....                 130,243,238
                                                                            ------------
MUNICIPAL BONDS -- (10.1%):
  CALIFORNIA -- (2.7%):
     Inland Empire Solid Waste Financing Authority, Landfill
       Improvement Project, Ser. A, Rev., *5.86%,
       8/1/2016.............................................   5,000,000       5,000,000
                                                                            ------------
  ILLINOIS -- (4.7%):
     Illinois Student Assistance
     *5.86%, 3/1/2016.......................................   3,100,000       3,100,000
     *5.84%, 12/1/2022......................................   5,700,000       5,700,000
                                                                            ------------
                                                                               8,800,000
                                                                            ------------
  INDIANA -- (0.5%):
     Indiana State Finance Authority, *5.86%, 1/1/2009......   1,000,000       1,000,000
                                                                            ------------
  TEXAS -- (2.2%):
     Texas State, GO, *5.84%, 12/1/2029.....................   1,530,000       1,530,000
     Texas State Veterans Administration. GO, TX, *5.85%,
       12/1/2009............................................   2,700,000       2,700,000
                                                                            ------------
                                                                               4,230,000
                                                                            ------------
TOTAL MUNICIPAL BONDS -- (Cost $19,030,000).................                  19,030,000
                                                                            ------------
WEEKLY DEMAND NOTE -- (2.6%):
  MEDICAL -- (1.0%):
     Edward Obligation Group, *5.86%, 2/15/2027.............   2,000,000       2,000,000
  FINANCIAL SERVICES (1.6%):
     Everett Clinic, *4.97%, 12/1/2018......................   3,000,000       3,000,000
                                                                            ------------
TOTAL WEEKLY DEMAND NOTE -- (Cost $5,000,000)...............                   5,000,000
                                                                            ------------

                                   continued

                            MAGNA MONEY MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 29, 2000
                                  (UNAUDITED)

                                                              PRINCIPAL      AMORTIZED
                    SECURITY DESCRIPTION                        AMOUNT          COST
                    --------------------                      ---------      ---------
SHORT TERM INVESTMENTS -- (0.2%):
REPURCHASE AGREEMENT -- (0.2%):
  Fifth Third Bank
     5.77%, maturing 3/1/2000 (Collateralized by $353,000
       Freddie Mac, 6.50%, 2/1/2013, Market
       Value -- $338,990)...................................     331,668    $    331,668
                                                                            ------------
TOTAL SHORT TERM INVESTMENTS -- (Cost $331,668).............                     331,668
                                                                            ------------
TOTAL INVESTMENTS -- (Cost $194,374,519)(a) -- 103.2%.......                 194,374,519
LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.2)%.............                  (6,075,899)
                                                                            ------------
TOTAL NET ASSETS -- 100.0%..................................                $188,298,620
                                                                            ============

---------------

Percentages indicated are based on net assets of $188,298,620.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

 * Variable Rate Investments. The rate presented is the rate in effect at February 29, 2000.

GO -- General Obligation

                       See notes to financial statements.

                                  MAGNA FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                               FEBRUARY 29, 2000
                                  (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                   GROWTH &      INTERMEDIATE       MONEY
                                                    INCOME        GOVERNMENT        MARKET
                                                     FUND         BOND FUND          FUND
                                                 ------------    ------------    ------------
ASSETS:
Investments in securities, at value (cost
  $94,678,009, $80,895,406 and $194,042,851;
  respectively)................................  $152,972,458    $75,425,840     $194,042,851
Repurchase agreements, (cost $7,260,992,
  $2,089,012 and $331,668; respectively).......     7,260,992      2,089,012          331,668
                                                 ------------    -----------     ------------
  TOTAL INVESTMENTS............................   160,233,450     77,514,852      194,374,519
                                                 ------------    -----------     ------------
Dividends and interest receivable..............       329,247      1,161,863        2,934,212
Prepaid expenses and other assets..............         7,801          4,388           12,708
                                                 ------------    -----------     ------------
  TOTAL ASSETS.................................   160,570,498     78,681,103      197,321,439
                                                 ------------    -----------     ------------
LIABILITIES:
Distributions payable..........................            --        399,165          775,018
Payable for investment securities purchased....     2,076,812             --        8,188,438
Accrued expenses:
  Advisory fees................................        63,273         24,834           24,590
  Administration fees..........................         5,157          2,584            5,249
  Other........................................        82,228         41,732           29,524
                                                 ------------    -----------     ------------
  TOTAL LIABILITIES............................     2,227,470        468,315        9,022,819
                                                 ------------    -----------     ------------
NET ASSETS.....................................  $158,343,028    $78,212,788     $188,298,620
                                                 ============    ===========     ============
COMPOSITION OF NET ASSETS:
Paid-in capital................................  $ 94,610,078    $83,787,894     $188,299,377
Accumulated undistributed (distributions in
  excess of) net investment income.............       234,387         (1,371)              --
Accumulated net realized gains (losses) on
  investment transactions......................     5,204,114       (104,169)            (757)
Net unrealized appreciation (depreciation) from
  investments..................................    58,294,449     (5,469,566)              --
                                                 ------------    -----------     ------------
NET ASSETS.....................................  $158,343,028    $78,212,788     $188,298,620
                                                 ============    ===========     ============
Shares of beneficial interest outstanding, no
  par value....................................     4,990,272      6,668,775      188,299,377
                                                 ============    ===========     ============
Net asset value and redemption price per
  share........................................  $      31.73    $     11.73     $       1.00
                                                 ============    ===========     ============
Maximum Sales Charge...........................          4.00%          4.00%              --
                                                 ============    ===========     ============
Maximum offering price (100%/(100%-Maximum
  Sales Charge) of net asset value adjusted to
  the
  nearest cent) per share......................  $      33.05    $     12.22     $         --
                                                 ============    ===========     ============

                       See notes to financial statements.

                                  MAGNA FUNDS
                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000
                                  (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                      GROWTH &     INTERMEDIATE       MONEY
                                                       INCOME       GOVERNMENT        MARKET
                                                        FUND        BOND FUND          FUND
                                                     ----------    ------------     ----------
INVESTMENT INCOME:
Interest income....................................  $  306,936     $2,810,167      $4,795,404
Dividend income....................................   1,119,299             --              --
                                                     ----------     ----------      ----------
  TOTAL INCOME.....................................   1,426,235      2,810,167       4,795,404
                                                     ----------     ----------      ----------
EXPENSES:
Advisory fees (Note 3).............................     578,633        200,194         342,409
Administration fees (Note 3).......................     154,303         80,078         171,204
12b-1 fees (Note 3)................................     192,878        100,098         214,005
Fund accounting fees (Note 3)......................      24,716         46,282          26,291
Transfer agent fees (Note 3).......................      20,394          4,640          13,994
Trustees' fees and expenses........................      10,010          2,798           8,226
Other..............................................      66,992         28,158          89,888
                                                     ----------     ----------      ----------
  TOTAL EXPENSES...................................   1,047,926        462,248         866,017
  Less: Expenses voluntarily reduced/waived........    (385,756)      (140,137)       (436,568)
                                                     ----------     ----------      ----------
  Net expenses.....................................     662,170        322,111         429,449
                                                     ----------     ----------      ----------
NET INVESTMENT INCOME..............................     764,065      2,488,056       4,365,955
                                                     ----------     ----------      ----------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENT TRANSACTIONS:
Realized gains (losses) on investment
  transactions.....................................   5,326,744         (8,074)            805
Net change in unrealized appreciation
  (depreciation) on investments....................   2,093,753     (2,105,042)             --
                                                     ----------     ----------      ----------
Net realized and unrealized gains (losses) from
  investment transactions..........................   7,420,497     (2,113,116)            805
                                                     ----------     ----------      ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS.....  $8,184,562     $  374,940      $4,366,760
                                                     ==========     ==========      ==========

                       See notes to financial statements.

                                  MAGNA FUNDS
                              GROWTH & INCOME FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         FEBRUARY 29, 2000      YEAR ENDED
                                                            (UNAUDITED)       AUGUST 31, 1999
                                                         -----------------    ---------------
CHANGE IN NET ASSETS:
FROM OPERATIONS:
Net investment income..................................    $    764,065        $  1,356,565
Net realized gains on investment transactions..........       5,326,744             610,272
Net change in unrealized appreciation from
  investments..........................................       2,093,753          30,829,853
                                                           ------------        ------------
Change in net assets resulting from operations.........       8,184,562          32,796,690
                                                           ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..................................        (844,041)         (1,179,259)
Net realized gains.....................................        (732,902)         (2,809,929)
                                                           ------------        ------------
Change in net assets from shareholder distributions....      (1,576,943)         (3,989,188)
                                                           ------------        ------------
FROM FUND SHARE TRANSACTIONS:
Proceeds from sale of shares...........................      20,818,394          55,582,611
Shares issued in reinvestment of distributions.........         741,469           2,300,629
Payments for shares redeemed...........................     (15,743,653)        (14,902,534)
                                                           ------------        ------------
Change in net assets from fund share transactions......       5,816,210          42,980,706
                                                           ------------        ------------
NET INCREASE IN NET ASSETS.............................      12,423,829          71,788,208
                                                           ------------        ------------
NET ASSETS:
Beginning of period....................................     145,919,199          74,130,991
                                                           ------------        ------------
End of period..........................................    $158,343,028        $145,919,199
                                                           ============        ============
Accumulated undistributed net investment income, end of
  period...............................................    $    234,387        $    314,363
                                                           ------------        ------------
SHARE TRANSACTIONS:
Issued.................................................         661,210           2,082,954
Reinvested.............................................          22,955              82,321
Redeemed...............................................        (498,705)           (520,372)
                                                           ------------        ------------
Change in shares.......................................         185,460           1,644,903
                                                           ============        ============

                       See notes to financial statements.

                                  MAGNA FUNDS
                       INTERMEDIATE GOVERNMENT BOND FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                          SIX MONTHS ENDED
                                                          FEBRUARY 29, 2000      YEAR ENDED
                                                             (UNAUDITED)       AUGUST 31, 1999
                                                          -----------------    ---------------
CHANGE IN NET ASSETS:
FROM OPERATIONS:
Net investment income...................................     $ 2,488,056         $ 4,407,797
Net realized gains (losses) on investment
  transactions..........................................          (8,074)             62,312
Net change in unrealized depreciation on investments....      (2,105,042)         (6,124,561)
                                                             -----------         -----------
Change in net assets resulting from operations..........         374,940          (1,654,452)
                                                             -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...................................      (2,488,056)         (4,406,645)
In excess of net investment income......................              --              (1,152)
                                                             -----------         -----------
Change in net assets from shareholder distributions.....      (2,488,056)         (4,407,797)
                                                             -----------         -----------
FROM FUND SHARE TRANSACTIONS:
Proceeds from sale of shares............................       9,729,164          22,721,191
Shares issued in reinvestment of distributions..........         332,305             641,435
Payments for shares redeemed............................     (10,342,077)         (9,308,084)
                                                             -----------         -----------
Change in net assets from fund share transactions.......        (280,608)         14,054,542
                                                             -----------         -----------
NET INCREASE IN NET ASSETS..............................      (2,393,724)          7,992,293
                                                             -----------         -----------
NET ASSETS:
Beginning of period.....................................      80,606,512          72,614,219
                                                             -----------         -----------
End of period...........................................     $78,212,788         $80,606,512
                                                             ===========         ===========
Accumulated undistributed (distributions in excess of)
  net investment income, end of period..................     $    (1,371)        $    (1,371)
                                                             -----------         -----------
SHARE TRANSACTIONS:
Issued..................................................         816,142           1,790,846
Reinvested..............................................          27,779              50,162
Redeemed................................................        (868,822)           (734,208)
                                                             -----------         -----------
Change in shares........................................         (24,901)          1,106,800
                                                             ===========         ===========

                       See notes to financial statements.

                                  MAGNA FUNDS
                               MONEY MARKET FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                       SIX MONTHS ENDED
                                                       FEBRUARY 29, 2000     JULY 7, 1999 TO
                                                          (UNAUDITED)       AUGUST 31, 1999(A)
                                                       -----------------    ------------------
CHANGE IN NET ASSETS:
FROM OPERATIONS:
Net investment income................................    $  4,365,955          $  1,046,840
Net realized gains (losses) on investment
  transactions.......................................             805                (1,562)
                                                         ------------          ------------
Change in net assets resulting from operations.......       4,366,760             1,045,278
                                                         ------------          ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income................................      (4,365,955)           (1,046,840)
                                                         ------------          ------------
Change in net assets from shareholder
  distributions......................................      (4,365,955)           (1,046,840)
                                                         ------------          ------------
FROM FUND SHARE TRANSACTIONS:
Proceeds from sale of shares.........................     131,229,660           190,304,944
Shares issued in reinvestment of distributions.......          20,515                    52
Payments for shares redeemed.........................    (109,287,355)          (23,968,439)
                                                         ------------          ------------
Change in net assets from fund share transactions....      21,962,820           166,336,557
                                                         ------------          ------------
NET INCREASE IN NET ASSETS...........................      21,963,625           166,334,995
NET ASSETS:
Beginning of period..................................     166,334,995                    --
                                                         ------------          ------------
End of period........................................    $188,298,620          $166,334,995
                                                         ============          ============
Undistributed net investment income, end of period...    $         --          $         --
                                                         ------------          ------------
SHARE TRANSACTIONS:
Issued...............................................     131,229,660           190,304,944
Reinvested...........................................          20,515                    52
Redeemed.............................................    (109,287,355)          (23,968,439)
                                                         ------------          ------------
Change in Shares.....................................      21,962,820           166,336,557
                                                         ============          ============

---------------

(a) Period from commencement of operations.

                       See notes to financial statements.

                                  MAGNA FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1. ORGANIZATION AND FUND DESCRIPTION

Magna Funds (the "Trust") is an open-end, diversified management investment company registered under the Investment Company Act of 1940 (the "Act"), as amended. The Trust was organized as a Massachusetts business trust on April 28, 1994, and is authorized to issue an unlimited number of shares of beneficial interest in multiple series. Two series commenced investment operations on September 1, 1994, the Magna Growth & Income Fund and the Magna Intermediate Government Bond Fund (the "Funds"). The Magna Money Market commenced investment operations on July 7, 1999 and currently has only one class issued and outstanding.

The investment objective of the Magna Growth & Income Fund is to seek long-term growth of capital, current income and growth of income. The investment objective of the Magna Intermediate Government Bond Fund and the Magna Money Market Fund is to achieve current income consistent with preservation of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust.

Investment Valuation: The variable net asset funds are valued as followed:
Equity securities listed on an established securities exchange or on the NASDAQ National Market System are valued at the closing sale price on the exchange where primarily traded or, if there is no reported sale during the day, and in the case of over-the-counter securities not so listed, at the last bid price. Long-term debt securities are valued by a pricing service, which determines valuations of normal institutional-size trading units of long-term debt securities. Short-term debt securities having a maturity of 60 days or less from the valuation date are valued at amortized cost which approximates market value.

The Money Market Fund's securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Investment Transactions: All securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses on sales of securities are determined on the basis of identified cost.

Repurchase Agreements: A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed upon time and price which, in the case of the Funds' transactions, is usually within seven days. The total amount received by the Funds on repurchase agreements is calculated to exceed the price paid by the Funds, reflecting an agreed upon market rate of interest for the period of time to the settlement date, and will not necessarily be related to the interest rate on the underlying securities. The underlying securities are ordinarily United States government securities. Repurchase agreements will be fully collateralized at all times. However, to the extent that the proceeds from any sale upon default in the obligation to repurchase is less than the repurchase price, the Funds would suffer a loss. Also, the Funds might incur costs and encounter delays in liquidating collateral.

                                   continued

                                  MAGNA FUNDS
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                  (UNAUDITED)

Dividends and Distributions to Shareholders: The Magna Intermediate Government Bond Fund and the Magna Money Market Fund declare dividends from net investment income daily and make payments monthly. The Magna Growth & Income Fund declares and pays dividends from net investment income quarterly. Each Fund also distributes all of its net capital gains, if any, on an annual basis, normally in December. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards, and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets.

Federal Income Taxes: Each Fund of the Trust is treated as a separate entity for federal tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the Funds will not be subject to federal income tax to the extent that they distribute all of their taxable income, including realized capital gains, for the fiscal year. In addition, by distributing substantially all of their net investment income and capital gains during the calendar year, the Funds will not be subject to a federal excise tax.

Expenses: Expenses that are directly related to one of the Funds are charged directly to that Fund. Expenses relating to the Funds collectively are prorated to the Funds on the basis of each Fund's relative net assets.

Estimates: The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

3. RELATED PARTY TRANSACTIONS

Each Fund has entered into a separate Investment Advisory Agreement with Union Planters Bank, N.A. ("UPC"). Under these agreements, each Fund pays a fee, calculated daily and paid monthly, based on the respective average daily net assets of such Fund. This fee is 0.75% for the Magna Growth & Income Fund, 0.50% for the Magna Intermediate Government Bond Fund, and 0.40% for the Magna Money Market Fund. UPC has voluntarily agreed to reduce its fees with respect to the Magna Growth & Income Fund to 0.50% and with respect to the Magna Intermediate Government Bond Fund to 0.40% of daily net assets through February 29, 2000. Also, UPC has voluntarily agreed to reduce its fee for the Magna Money Market Fund to 0.17% of daily net assets through August 31, 2000. This voluntary reduction has been in effect since September 1, 1995 for the Magna Growth & Income Fund and the Magna Intermediate Government Bond Fund; the Magna Money Market Fund has been in effect since June 1, 1999. For the period ended February 29, 2000, UPC voluntarily waived investment advisory fees of $192,878, $40,039, and $196,884 for the Magna Growth & Income Fund, Magna Intermediate Government Bond Fund, and the Magna Money Market Fund, respectively.

BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio limited partnership, is a subsidiary of The BISYS Group, Inc. BISYS serves the Trust as distributor, administrator, transfer agent and

                                   continued

                                  MAGNA FUNDS
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                  (UNAUDITED)

fund accountant. Certain officers of the Trust are affiliated with BISYS and such officers are not paid any fees directly by the Funds for serving as officers of the Trust. As administrator, BISYS voluntarily waived administrative fees of $25,679 for the Magna Money Market Fund for the six months ended February 29, 2000.

Each Fund has adopted a Service Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The purpose of each plan is to compensate the Funds' Distributor for expenses borne in connection with the provision of personal services provided to investors and/or maintenance of shareholder accounts, at an annual rate not to exceed 0.25% of each Fund's average daily net assets. For the period ended February 29, 2000, BISYS (the "Distributor") voluntarily waived the entire 0.25% for each Fund, amounting to $192,878, $100,098, and $214,005 of service fees for the Magna Growth & Income Fund, the Magna Intermediate Government Bond Fund, and the Magna Money Market Fund, respectively.

BISYS is entitled to receive commissions on sales of shares of the Funds for the period ended February 29, 2000, BISYS received $2,129 of commissions on sales of shares of the Funds, of which $1,862 was allowed to affiliated broker/dealers of the Funds.

Each of the Trust's Trustees who are not affiliated with UPC or BISYS receives an annual fee of $5,000 plus $500 for each meeting attended.

4. INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, excluding short-term securities for each Fund for the period ended February 29, 2000 were as follows:

                                                               PURCHASES        SALES
                                                              -----------    -----------
Magna Growth & Income Fund..................................  $16,584,450    $11,678,232
Magna Intermediate Government Bond Fund.....................  $ 4,415,978    $ 4,170,557

The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at February 29, 2000 were as follows:

                                                   GROSS            GROSS         NET UNREALIZED
                                 IDENTIFIED      UNREALIZED       UNREALIZED       APPRECIATION
                                    COST        APPRECIATION    (DEPRECIATION)    (DEPRECIATION)
                                ------------    ------------    --------------    --------------
Magna Growth & Income Fund....  $101,939,001    $63,851,480      $(5,557,031)      $58,294,449
Magna Intermediate Government
  Bond Fund...................  $ 82,984,418    $    83,143      $(5,552,709)      $(5,469,566)
Magna Money Market Fund.......  $194,374,519    $        --      $        --       $        --

                                   continued

                                  MAGNA FUNDS
                           MAGNA GROWTH & INCOME FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                   FOR THE SIX                                                        SEPTEMBER 1,
                                   MONTHS ENDED      YEAR         YEAR         YEAR         YEAR         1994*
                                   FEBRUARY 29,     ENDED        ENDED        ENDED        ENDED        THROUGH
                                       2000       AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,    AUGUST 31,
                                   (UNAUDITED)       1999         1998         1997         1996          1995
                                   ------------   ----------   ----------   ----------   ----------   ------------
NET ASSET VALUE -- BEGINNING OF
  PERIOD.........................    $  30.37      $  23.46     $  22.18     $  16.42     $  14.05      $  12.50
                                     --------      --------     --------     --------     --------      --------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income............        0.15          0.30         0.23         0.26         0.24          0.25
Net realized and unrealized gains
  from investment transactions...        1.53          7.53         1.72         6.12         2.39          1.52
                                     --------      --------     --------     --------     --------      --------
Total income from investment
  operations.....................        1.68          7.83         1.95         6.38         2.63          1.77
                                     --------      --------     --------     --------     --------      --------
LESS DISTRIBUTIONS:
Net investment income............       (0.17)        (0.27)       (0.25)       (0.25)       (0.23)        (0.22)
Net realized gains from
  investment transactions........       (0.15)        (0.65)       (0.42)       (0.37)       (0.03)           --
                                     --------      --------     --------     --------     --------      --------
Total dividends and
  distributions..................       (0.32)        (0.92)       (0.67)       (0.62)       (0.26)        (0.22)
                                     --------      --------     --------     --------     --------      --------
NET ASSET VALUE -- END OF
  PERIOD.........................    $  31.73      $  30.37     $  23.46     $  22.18     $  16.42      $  14.05
                                     ========      ========     ========     ========     ========      ========
Total return (1).................        5.53%        33.73%        8.84%       39.59%       18.77%        14.33%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, at end of period
  ($000's).......................    $158,343      $145,919     $ 74,131     $ 70,276     $ 39,995      $ 30,284
Ratio of expenses to average net
  assets.........................        0.86%(2)      0.87%        0.99%        1.06%        1.27%         1.25%
Ratio of net investment income to
  average net assets.............        0.99%(2)      1.05%        0.96%        1.36%        1.56%         1.98%
Ratio of expenses to average net
  assets without fee waivers**...        1.36%(2)      1.37%        1.49%        1.56%        1.77%         1.88%
Ratio of net investment income to
  average net assets without fee
  waivers**......................        0.49%(2)      0.55%        0.46%        0.86%        1.06%         1.35%
Portfolio turnover rate..........           8%            9%          26%          17%          31%           41%

--------------------------------------------------------------------------------

 * Commencement of operations.

 ** During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(1) Total return excludes sales charges. Had the advisor, distributor, and administrator not reduced or waived certain expenses, total returns would have been lower. Total return for periods of less than one year are not annualized.

(2) Annualized.

                                  MAGNA FUNDS
                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                 FOR THE SIX                                                        SEPTEMBER 1,
                                 MONTHS ENDED      YEAR         YEAR         YEAR         YEAR         1994*
                                 FEBRUARY 29,     ENDED        ENDED        ENDED        ENDED        THROUGH
                                     2000       AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,    AUGUST 31,
                                 (UNAUDITED)       1999         1998         1997         1996          1995
                                 ------------   ----------   ----------   ----------   ----------   ------------
NET ASSET VALUE -- BEGINNING OF
  PERIOD.......................    $ 12.04       $ 13.00      $ 12.61      $ 12.43      $ 12.75       $ 12.50
                                   -------       -------      -------      -------      -------       -------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income..........       0.37          0.72         0.76         0.79         0.76          0.74
Net realized and unrealized
  gain (loss) on investments...      (0.31)        (0.96)        0.39         0.19        (0.32)         0.25
                                   -------       -------      -------      -------      -------       -------
Total income from investment
  operations...................       0.06         (0.24)        1.15         0.98         0.44          0.99
                                   -------       -------      -------      -------      -------       -------
LESS DISTRIBUTIONS:
Net investment income..........      (0.37)        (0.72)       (0.76)       (0.79)       (0.76)        (0.74)
In excess of net investment
  income.......................         --            --           --        (0.01)          --            --
                                   -------       -------      -------      -------      -------       -------
Total dividends and
  distributions................      (0.37)        (0.72)       (0.76)       (0.80)       (0.76)        (0.74)
                                   -------       -------      -------      -------      -------       -------
NET ASSET VALUE -- END OF
  PERIOD.......................    $ 11.73       $ 12.04      $ 13.00      $ 12.61      $ 12.43       $ 12.75
                                   =======       =======      =======      =======      =======       =======
Total return (1)...............       0.48%        (1.97)%       9.33%        7.96%        3.48%         8.30%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, at end of period
  ($000's).....................    $78,213       $80,607      $72,614      $64,459      $56,764       $52,085
Ratio of expenses to average
  net assets...................       0.80% (2)     0.82%        0.90%        0.96%        1.05%         1.10%
Ratio of net investment income
  to average net assets........       6.21% (2)     5.69%        5.92%        6.15%        5.97%         6.00%
Ratio of expenses to average
  net assets without fee
  waivers**....................       1.15% (2)     1.17%        1.25%        1.31%        1.40%         1.43%
Ratio of net investment income
  to average net assets without
  fee waivers**................       5.86% (2)     5.34%        5.57%        5.80%        5.62%         5.66%
Portfolio turnover rate........          5%           16%          32%          19%          20%           34%

--------------------------------------------------------------------------------

 * Commencement of operations.

 ** During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(1) Total return excludes sales charges. Had the advisor, distributor, and administrator not reduced or waived certain expenses, total returns would have been lower. Total return for periods of less than one year are not annualized.

(2) Annualized.

                                  MAGNA FUNDS
                               MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                 FOR THE SIX       JULY 7, 1999*
                                                                MONTHS ENDED          THROUGH
                                                              FEBRUARY 29, 2000     AUGUST 31,
                                                                 (UNAUDITED)           1999
                                                              -----------------    -------------
NET ASSET VALUE -- BEGINNING OF PERIOD......................      $  1.000           $  1.000
                                                                  --------           --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................         0.025              0.007
                                                                  --------           --------
Total income from investment operations.....................         0.025              0.007
                                                                  --------           --------
LESS DISTRIBUTIONS:
Net investment income.......................................        (0.025)            (0.007)
                                                                  --------           --------
Total dividends and distributions...........................        (0.025)            (0.007)
                                                                  --------           --------
NET ASSET VALUE -- END OF PERIOD............................      $  1.000           $  1.000
                                                                  ========           ========
Total return (1)............................................          2.56% (3)          0.67% (3)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, at end of period ($000's).......................      $188,299           $166,335
Ratio of expenses to average net assets.....................          0.50% (2)          0.51% (2)
Ratio of net investment income to average net assets........          5.10% (2)          4.35% (2)
Ratio of expenses to average net assets without fee
  waivers**.................................................          1.01% (2)          1.02% (2)
Ratio of net investment income to average net assets without
  fee waivers**.............................................          4.59% (2)          3.84% (2)

--------------------------------------------------------------------------------

 * Commencement of operations.

 ** During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(1) Had the advisor, distributor, and administrator not reduced or waived certain expenses, total returns would have been lower.

(2) Annualized.

(3) Not annualized.

------------------------------------------------------
------------------------------------------------------
INVESTMENT ADVISOR
Union Planters, N.A.
One South Church Street
Suite 500
Belleville, Illinois 62220

ADMINISTRATOR & DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, OH 43219

TRANSFER AND
DIVIDEND PAYING AGENT
BISYS Fund Services
3435 Stelzer Road
Columbus, OH 43219

CUSTODIAN
Fifth Third Bank
Fifth Third Center
Cincinnati, OH 45263

LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 East Broad Street
Columbus, OH 43215

04/00

                               TABLE OF CONTENTS

                                              PAGE
                                              ----
Letter to Shareholders....................      1
Portfolio Manager Report..................      2
Schedule of Portfolio Investments.........      5
Statements of Assets and Liabilities......     21
Statements of Operations..................     22
Statements of Changes in Net Assets.......     23
Notes to Financial Statements.............     26
Financial Highlights......................     29

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                                  MAGNA FUNDS
                               A FAMILY OF FUNDS
                               SEMI-ANNUAL REPORT
                               FEBRUARY 29, 2000
                                  (UNAUDITED)
                               3435 STELZER ROAD
                               COLUMBUS, OH 43219
                                 (800) 219-4182
------------------------------------------------------
------------------------------------------------------

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE MAGNA FUNDS. THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY. INVESTMENTS IN MUTUAL FUNDS INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. MUTUAL FUNDS ARE NOT FDIC INSURED OR BANK GUARANTEED.

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